SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Accounts Receivable Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 5,085	$ 4,629	$ 4,440
Additions Charged to Costs and Expenses	79,862	66,883	48,954
Deductions	(73,220)	(66,427)	(48,765)
Ending Balance	$ 11,727	$ 5,085	$ 4,629